INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Expenses Classified by Nature and Function (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Production costs
Analysis and storage	$ 23,417	$ 46,620	$ 5,811
Commissions and royalties	971,932	1,268,670	751,972
Import and export expenses	70,783	190,226	95,111
Depreciation property, plant and equipment	1,274,206	1,170,624	1,164,810
Depreciation of leased assets	159,325	248,948
Freight and haulage	488,683	541,019	1,433,867
Employee benefits and social securities	4,974,759	4,744,240	5,313,211
Maintenance	632,406	400,162	501,699
Energy and fuel	336,812	397,253	568,848
Supplies and materials	516,431	321,962	275,378
Mobility and travel	11,225	12,980	12,097
Professional fees and outsourced services	787,462	575,566	681,790
Office supplies	217,146	2,093	31,394
Insurance	79,272	64,019	105,302
Information technology expenses	441
Obsolescence	579,832	977,817	564,873
Taxes	44,228	28,724	37,388
Miscellaneous	1,530	7,242	14,962
Production costs	11,169,890	10,998,165	11,558,513
Selling, general and administrative expenses
Amortization intangible assets	1,250,262	1,122,194	1,270,529
Analysis and storage	123,168	23,851	905
Commissions and royalties	996,636	553,518	489,301
Bank expenses and commissions			30,784
Import and export expenses	720,888	1,321,256	1,396,636
Depreciation of property, plant and equipment	1,319,758	742,341	1,064,597
Depreciation of leased assets	644,709	317,870
Impairment of receivables	560,931	1,499,298	686,985
Freight and haulage	3,894,696	3,458,525	2,662,715
Employee benefits and social securities	14,979,262	12,505,277	12,969,653
Maintenance	586,614	530,758	532,648
Energy and fuel	52,710	111,141	195,449
Supplies and materials	203,250	260,126	214,513
Mobility and travel	940,619	1,358,857	1,306,067
Publicity and advertising	2,518,286	1,718,572	1,709,552
Contingencies	158,818	200,525	67,417
Share-based incentives	1,655,135	3,428,029
Professional fees and outsourced services	7,668,043	2,752,852	7,346,607
Professional fees related parties	157,714	32,816	401,005
Office supplies	463,790	356,906	352,167
Insurance	993,738	295,206	802,352
Information technology expenses	1,347,374	917,230	709,539
Taxes	6,001,292	4,656,318	4,821,136
Miscellaneous	364,208	181,562	213,243
Total selling, general and administrative expense	47,601,901	38,345,028	39,243,800
Production costs and selling, general and administrative expenses
Amortization of intangible assets	1,250,262	1,122,194	1,270,529
Analysis and storage	146,585	70,471	6,716
Commissions and royalties	1,968,568	1,822,188	1,241,273
Bank expenses and commissions			30,784
Import and export expenses	791,671	1,511,482	1,491,747
Depreciation of property, plant and equipment	2,593,964	1,912,965	2,229,407
Depreciation of leased assets	804,034	566,818
Impairment of receivables	560,931	1,499,298	686,985
Freight and haulage	4,383,379	3,999,544	4,096,582
Employee benefits and social securities	19,954,021	17,249,517	18,282,864
Maintenance	1,219,020	930,920	1,034,347
Information technology expenses	1,347,815	917,230	709,539
Energy and fuel	389,522	508,394	764,297
Supplies and materials	719,681	582,088	489,891
Mobility and travel	951,844	1,371,837	1,318,164
Publicity and advertising	2,518,286	1,718,572	1,709,552
Contingencies	158,818	200,525	67,417
Share-based incentives	1,655,135	3,428,029
Professional fees and outsourced services	8,455,505	3,328,418	8,028,397
Professional fees related parties	157,714	32,816	401,005
Office supplies	680,936	358,999	383,561
Insurance	1,073,010	359,225	907,654
Obsolescence	579,832	977,817	564,873
Taxes	6,045,520	4,685,042	4,858,524
Miscellaneous	365,738	188,804	228,205
Total	$ 58,771,791	$ 49,343,193	$ 50,802,313